Fair Value Measurements - Schedule of Assets that are Measured at Fair Value (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Recurring [Member] | Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 269,138,646	$ 258,971,518